Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	¥ 2,072.8	[1]	¥ 1,827.7	[2]	¥ 1,995.6	[2]
Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	10.6		15.0		80.2
Global Markets Company | Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	¥ 7.3		¥ 7.3		¥ 70.1

[1]	“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2018, 2019 and 2020, net gains (losses) related to ETFs and others amounted to ¥80.2 billion, ¥15.0 billion and ¥10.6 billion, respectively, of which ¥70.1 billion, ¥7.3 billion and ¥7.3 billion are included in “Global Markets Company,” respectively.
[2]	Beginning on April 1, 2018, new allocation methods for income and expense transactions between each segment and “Others” have been applied. In connection with the use of the new allocation methods, the presentation of “Net business profits” has changed to “Net business profits (losses) + Net gains (losses) related to ETFs and others.” Before the change, “Net gains (losses) related to ETFs and others” were included in “Gross profits” of each segment and eliminated in “Others.” In addition, “Amortization of goodwill and others” has been presented as a new item. Figures for the fiscal year ended March 31, 2018 have been restated for the new allocation methods. These changes more appropriately reflect the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.